Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 4,360,600	$ 4,376,935
Less current maturities		(16,335)
Total long-term debt due after one year	4,360,600	4,360,600
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 4.0%, Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000	650,000
Notes, 5.20%, Due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Industrial Revenue Bonds [Member] | Zero Point One Seven Percent To Zero Point Four Two Percent Variable Due From Two Thousand Fifteen To Two Thousand Forty [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,010,600	$ 1,026,935